SHARE-BASED COMPENSATION - Fair value of options granted and compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Fair value of options granted estimation:
Expected term (in years)		5 years	5 years
Expected dividend yield (as a percent)		0.00%	0.00%
Expected volatility (as a percent)		40.00%	40.00%
Expected forfeiture rate (post-vesting) (as a percent)		15.00%	15.00%
Minimum
Fair value of options granted estimation:
Risk-free interest rate (as a percent)		0.09%	0.27%
Maximum
Fair value of options granted estimation:
Risk-free interest rate (as a percent)		0.89%	0.36%
Share Options
Fair value of options granted estimation:
Unrecognized compensation expenses	$ 144,783			$ 18,570
Weighted-average period expected to be recognized for unrecognized compensation expense (in years)	3 years 1 month 6 days